Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Jan. 26, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
PGIM Jennison Energy Infrastructure Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Account Value	$ 14,669.67	$ 10,547.71	$ 9,709.46	$ 7,499.53	$ 5,438.26	$ 6,710.97	$ 6,935.38		$ 6,956.66	$ 7,524.98	$ 6,594.52	$ 9,449.88
PGIM Jennison Energy Infrastructure Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Account Value	$ 14,401.28	10,442.36	9,679.93	7,536.51	5,508.10	6,841.90	7,118.51		7,196.31	7,844.68	6,919.58	10,000.00
PGIM Jennison Energy Infrastructure Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 15,970.40	11,459.65	10,507.66	8,105.18	5,859.68	7,198.49	7,412.43		7,424.24	8,013.77	7,001.97	10,000.00
PGIM Jennison Energy Infrastructure Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 19,211.16	13,768.66	12,627.27	9,714.38	7,023.07	8,628.11	8,884.54	$ 10,000.00
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,002.04691882804	26,142.162569531283	22,963.98840718234	25,293.54885420447	19,772.791469030686	16,834.166726698251	14,498.468308706972	10,000	13,642.487894260396	11,102.871294333292	10,274.897856529198	10,000
Alerian MLP Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alerian MLP Index
Account Value	$ 14,576.026469408473	$ 11,115.481632161218	$ 9,015.4055440211923	$ 6,337.5627582845591	$ 4,567.5835672422818	$ 6,050.0729177846915	$ 6,798.17849585943	$ 10,000	$ 6,717.14289006146	$ 7,209.8707077830886	$ 6,597.3611247220751	$ 10,000